Other assets	12 Months Ended
Dec. 31, 2012
Other assets [Abstract]
Other assets

8. Other assets

Other current assets consist of the following:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Advance payments to Zeiss	70,257	66,203
Prepaid expenses	64,708	56,300
Derivative financial instruments	50,097	33,817
VAT	25,215	47,543
Other receivables	35,728	34,232

Other current assets	246,005	238,095

Zeiss is our sole supplier of main optical systems (including lenses) and, from time to time, receives non-interest bearing advance payments from us that assist in financing Zeiss’ work-in-process and thereby secure lens and optical module deliveries to us. Amounts owed under these advance payments are repaid or settled through lens or EUV optical module deliveries over the following 12 months.

Prepaid expenses include a tax prepayment on intercompany profit, not realized by the ASML group of EUR 29.8 million as of December 31, 2012 (2011: EUR 27.5 million).

Derivative financial instruments consist of forward foreign exchange contracts and the current part of the aggregate fair value of interest rate swaps which includes accrued interest.

Other non-current assets consist of the following:

As of December 31 (in thousands)	2012 EUR	2011 EUR

Advance payments to Zeiss	183,025	187,950
Derivative financial instruments	101,651	92,534
Compensation plan assets[1]	12,080	10,577
Prepaid expenses	4,462	5,749
Subordinated loan granted to lessor in respect of Veldhoven headquarters [2]	5,445	5,445
Other	4,875	4,996

Other non-current assets	311,538	307,251

1	For further details on compensation plan assets see Note 17.
2	For further details on the loan granted to lessor in respect of Veldhoven headquarters see Note 11.

The non-current part of advance payments to Zeiss mainly relates to payments made to support the Zeiss’ investments in ASML’s EUV program, which are expected to be repaid or settled through EUV optical module deliveries.

Derivative financial instruments consist of the non-current part of the fair value of interest rate swaps.